Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	$ 39,310,595	$ 1,244,646
Cost	39,075,261	1,195,203
Unrealized gain in profit and loss	235,334	49,443
Net realized gain on short-term investments	2,505,696	456,149
Unrealized gain on short-term investments	235,334	49,443	$ 122,033
REITs [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	15,612,864	1,167,647
Cost	15,266,447	1,124,293
Unrealized gain in profit and loss	346,417	43,354
Money market instruments [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	866,630	76,999
Cost	864,927	70,910
Unrealized gain in profit and loss	1,703	$ 6,089
Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	20,601,816
Cost	20,599,683
Unrealized gain in profit and loss	2,133
Equity securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	2,229,285
Cost	2,344,204
Unrealized gain in profit and loss	$ (114,919)